COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 26, 2021 $ / shares
Fair Value, Off-balance Sheet Risks [Abstract]
Loss reimbursement on sold loans	$ 200	$ 230	$ 10
Loss reimbursement reserve on sold mortgage loans	$ 1,000	900
VISA Class A Common Stock [Member]
Investment Owned [Abstract]
Current conversion ratio	1.6228
VISA Class A Common Stock [Member] | Subsequent Event [Member]
Investment Owned [Abstract]
Closing price (in dollars per share) | $ / shares				$ 212.39
VISA Class B Common Stock [Member]
Investment Owned [Abstract]
Number of shares owned (in shares) | shares	12,566
Current value of shares owned	$ 4,300
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts	644,815	582,457
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts	$ 9,361	$ 7,207
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Variable interest rate	2.50%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Variable interest rate	12.00%